Long-term Borrowings, Capital Lease Obligations and License Agreements - Future minimum lease payments under capital leases and license agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Capital lease obligations.
Future minimum lease payments
2019	$ 7,393
2020	7,319
2021	7,085
2022	7,051
2023	6,658
Thereafter	6,868
Total minimum lease payments	42,374
Less amount representing interest	(5,197)
Principal minimum lease payments	37,177
License agreements
Future minimum lease payments
2019	2,939
2020	13,778
2021	1,390
2022	39
Total minimum lease payments	18,146
Less amount representing interest	(858)
Principal minimum lease payments	$ 17,288
Minimum | Capital lease obligations.
Various equipment under capital lease arrangements
Term of obligation	1 year
Maximum | Capital lease obligations.
Various equipment under capital lease arrangements
Term of obligation	6 years